UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [    ]   Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Flippin, Bruce & Porter, Inc.

Address:  800 Main Street
2nd Floor
Lynchburg, VA 24504

13F File Number:  28-1905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa L. Sanderson
Title:  Chief Compliance Officer
Phone: (434) 845-4900
Signature, Place, and Date of Signing:
Teresa L. Sanderson  Lynchburg, Virginia  November 9, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  763,345


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLACUSIP        (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALTRIA GROUP INC                COM         02209S103           229     12850SH     Sole                      12150            700
AMERICAN ELEC PWR               COM         025537101           487     15700SH     Sole                      15700
AMERICAN EXPRESS                COM         025816109          1012     29850SH     Sole                      28450           1400
AMGEN INC                       COM         031162100         16651    276460SH     Sole                     270560           5900
AUTOMATIC DATA PROCESS          COM         053015103           232      5900SH     Sole                       5900
AVERY DENNISON                  COM         053611109         10946    303966SH     Sole                     297216           6750
AVON PRODS INC                  COM         054303102         12453    366710SH     Sole                     357110           9600
BANK OF AMERICA                 COM         060505104           553     32690SH     Sole                      32690
BB&T CORP                       COM         054937107           309     11331SH     Sole                      11331
BEST BUY INC                    COM         086516101         11933    318047SH     Sole                     311447           6600
BJ SVCS CO                      COM         055482103         17099    880037SH     Sole                     862137          17900
BP PLC SPONSORED ADR            COM         055622104           795     14930SH     Sole                      14930
CHEVRON CORP NEW                COM         166764100           257      3648SH     Sole                       3648
CISCO SYS INC                   COM         17275R102         17588    747147SH     Sole                     726997          20150
CITIGROUP INC                   COM         172967101           139     28801SH     Sole                      28801
COCA COLA CO                    COM         191216100           570     10617SH     Sole                      10617
COMERICA INC                    COM         200340107         18644    628381SH     Sole                     617781          10600
COMPUTER SCIENCES               COM         205363104         23929    453977SH     Sole                     442577          11400
CONOCOPHILLIPS                  COM         20825C104           716     15864SH     Sole                      15864
CVS CAREMARK CORP COM           COM         126650100         17875    500136SH     Sole                     487086          13050
DELL INC                        COM         24702R101         21926   1436817SH     Sole                    1406517          30300
DEVON ENERGY CORP NEW           COM         25179M103          9508    141220SH     Sole                     138220           3000
DONNELLEY R R & SONS            COM         257867101           230     10825SH     Sole                      10825
DU PONT E I DE NEMOURS          COM         263534109           733     22817SH     Sole                      22817
DUKE ENERGY CORP NEW COM        COM         26441C105           475     30200SH     Sole                      30200
EMC CORP                        COM         268648102           187     11000SH     Sole                      11000
EXXON MOBIL CORP                COM         30231G102          2149     31326SH     Sole                      30126           1200
FAMILY DLR STORES INC           COM         307000109           219      8300SH     Sole                       8300
FEDEX CORP                      COM         31428X106         18913    251436SH     Sole                     245436           6000
FIRST AMERN CORP CALIF COM      COM         318522307          6320    195238SH     Sole                     188638           6600
FLEXTRONICS INTL LTD ORD        COM         Y2573F102         12386   1658126SH     Sole                    1620997          37129
GANNETT INC                     COM         364730101           154     12350SH     Sole                       9350           3000
GENERAL ELEC CO                 COM         369604103         17417   1060738SH     Sole                    1035688          25050
GOLDMAN SACHS GROUP             COM         38141G104           295      1600SH     Sole                       1600
HEWLETT-PACKARD CO              COM         428236103         19067    403871SH     Sole                     392771          11100
HOME DEPOT INC                  COM         437076102         18735    703249SH     Sole                     688949          14300
INGERSOLL-RAND PLC SHS          COM         g47791101         23919    779886SH     Sole                     764386          15500
INTL BUSINESS MACHINES          COM         459200101         25276    211317SH     Sole                     203817           7500
J P MORGAN CHASE & CO           COM         46625H100         27450    626437SH     Sole                     607437          19000
JOHNSON & JOHNSON               COM         478160104         24359    400050SH     Sole                     389350          10700
KB HOME                         COM         48666K109         12325    742023SH     Sole                     724123          17900
KIMBERLY CLARK                  COM         494368103         11096    188130SH     Sole                     183530           4600
KOHLS CORP                      COM         500255104         17311    303436SH     Sole                     296336           7100
KRAFT FOODS INC CL A            COM         50075N104           238      9078SH     Sole                       9078
LILLY ELI & CO                  COM         532457108           271      8191SH     Sole                       8191
LINCOLN NATL CORP               COM         534187109         15482    597522SH     Sole                     582222          15300
MACYS INC COM                   COM         55616P104         16934    925860SH     Sole                     905002          20858
MARATHON OIL CORP               COM         565849106           936     29353SH     Sole                      20953           8400
MASCO CORP                      COM         574599106         13648   1056318SH     Sole                    1032718          23600
MCGRAW HILL COS                 COM         580645109         18736    745250SH     Sole                     733800          11450
MERCK & CO INC                  COM         589331107         11258    355917SH     Sole                     342817          13100
MICROSOFT CORP                  COM         594918104         16993    660708SH     Sole                     644158          16550
NOKIA CORP SPONSORED ADR        COM         654902204          5687    388982SH     Sole                     385582           3400
PFIZER INC                      COM         717081103         24038   1452442SH     Sole                    1416042          36400
PHILIP MORRIS INTL INC COM      COM         718172109          1840     37745SH     Sole                      33845           3900
PIONEER NAT RES CO COM          COM         723787107         24962    687848SH     Sole                     673348          14500
PROCTER & GAMBLE                COM         742718109           597     10300SH     Sole                      10300
ROYAL DUTCH SHELL PLC-ADR A     COM         780259206         14984    262010SH     Sole                     257760           4250
RPM INC OHIO                    COM         749685103           232     12550SH     Sole                      12550
SEALED AIR CORP NEW             COM         81211K100         21121   1075975SH     Sole                    1053775          22200
SUPERVALU INC                   COM         868536103         16495   1095316SH     Sole                    1070166          25150
SYSCO CORP                      COM         871829107          8054    324091SH     Sole                     314991           9100
TRAVELERS COMPANIES COM         COM         89417E109         29144    591994SH     Sole                     575394          16600
UNITED TECHNOLOGIES             COM         913017109           432      7093SH     Sole                       7093
VERIZON COMMUNICATIONS          COM         92343V104          6074    200666SH     Sole                     191866           8800
WAL MART STORES                 COM         931142103         20475    417101SH     Sole                     406901          10200
WALGREEN CO                     COM         931422109         23196    619044SH     Sole                     604644          14400
WELLPOINT INC                   COM         94973V107         23818    502911SH     Sole                     492111          10800
WELLS FARGO COMPANY             COM         949746101           372     13191SH     Sole                      13191
WHIRLPOOL CORP                  COM         963320106           420      6000SH     Sole                       5600            400
WILLIS GROUP HLDGS LTD SHS      COM         G96655108         14755    522873SH     Sole                     511273          11600
WYETH                           COM         983024100           655     13485SH     Sole                      13485
WYNDHAM WORLDWIDE CORP COM      COM         98310W108          8631    528877SH     Sole                     515977          12900
COLUMN TOTALS                                                763345  27046125                              26408238       0 637887